Future Scheduled Repayments (Detail)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 197,427,000	[1]
2020	204,706,000	[1]
2021	349,571,000	[1]
2022	229,945,000	[1]
2023 and thereafter	2,456,164,000	[1]
Long Term Debt, Carrying Amount, Total	3,437,813,000	[1]
Available Borrowing, as Limited by the Borrowing Base	139,435,000	[1]
Current and Available Borrowing	3,577,248,000	[1]
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2019	60,160,000	[2]
2020	60,484,000	[2]
2021	55,549,000	[2]
2022	55,549,000	[2]
2023 and thereafter	425,895,000	[2]
Long Term Debt, Carrying Amount, Total	657,637,000	[2]
Current and Available Borrowing	657,637,000	[2]
TL Revolving Credit Facility
Debt Instrument [Line Items]
2023 and thereafter	1,280,000,000
Long Term Debt, Carrying Amount, Total	1,280,000,000
Available Borrowing, as Limited by the Borrowing Base	136,637,000
Current and Available Borrowing	1,416,637,000
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2019	13,813,000
2020	16,752,000
2021	142,435,000
Long Term Debt, Carrying Amount, Total	173,000,000
Available Borrowing, as Limited by the Borrowing Base	2,798,000
Current and Available Borrowing	175,798,000
TMCL VI Term Loan
Debt Instrument [Line Items]
2019	25,500,000
2020	25,500,000
2021	25,500,000
2022	25,500,000
2023 and thereafter	176,724,000
Long Term Debt, Carrying Amount, Total	278,724,000
Current and Available Borrowing	278,724,000
2017-1 Bonds
Debt Instrument [Line Items]
2019	38,331,000
2020	39,357,000
2021	52,173,000
2022	63,220,000
2023 and thereafter	164,129,000
Long Term Debt, Carrying Amount, Total	357,210,000
Current and Available Borrowing	357,210,000
2017-2 Bonds
Debt Instrument [Line Items]
2019	40,968,000	[3]
2020	43,958,000	[3]
2021	55,259,000	[3]
2022	67,021,000	[3]
2023 and thereafter	232,709,000	[3]
Long Term Debt, Carrying Amount, Total	439,915,000	[3]
Current and Available Borrowing	439,915,000	[3]
TMCL VII Series 2018-1 Bonds
Debt Instrument [Line Items]
2019	18,655,000	[3]
2020	18,655,000	[3]
2021	18,655,000	[3]
2022	18,655,000	[3]
2023 and thereafter	176,707,000	[3]
Long Term Debt, Carrying Amount, Total	251,327,000	[3]
Current and Available Borrowing	$ 251,327,000	[3]

[1]	Future scheduled payments for all debts exclude unamortized prepaid debt issuance costs in an aggregate amount of $25,038.
[2]	Future scheduled payments for the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.
[3]	Future scheduled payments for the 2017-2 Bonds and 2018-1 Bonds exclude an unamortized discount of $60 and $2,888, respectively.